Earnings per share (“EPS”) (Tables)	9 Months Ended
Sep. 30, 2017
Earnings Per Share [Abstract]
Schedule of Reconciliation of Numerator and Denominator Used in Basic and Diluted EPS Computations
	Three months ended September 30, 2017			Three months ended September 30, 2016
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$48,377			$(184,034)
Less preferred share dividends:
Series C	—			—
Series D	(2,475)			(2,475)
Series E	(2,768)			(2,769)
Series F	(2,433)			(2,433)
Series G	(3,998)			(3,014)
Series H	(4,430)			(2,412)
Basic EPS:
Earnings (loss) attributable to common shareholders	$32,273	121,752,000	$0.27	$(197,137)	106,000,000	$(1.86)
Effect of dilutive securities:
Share-based compensation	—	79,000		—
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$32,273	121,831,000	$0.26	$(197,137)	106,000,000	$(1.86)

	Nine months ended September 30, 2017			Nine months ended September 30, 2016
	Earnings (numerator)	Shares (denominator)	Per share amount	Earnings (numerator)	Shares (denominator)	Per share amount
Net earnings (loss)	$116,684			$(140,481)
Less preferred share dividends:
Series C	—			(14,420)
Series D	(7,425)			(7,425)
Series E	(8,308)			(8,307)
Series F	(7,298)			(3,622)
Series G	(11,993)			(3,407)
Series H	(13,289)			(2,412)
Basic EPS:
Earnings (loss) attributable to common shareholders	$68,371	114,201,000	$0.60	$(180,074)	101,763,000	$(1.77)
Effect of dilutive securities:
Share-based compensation	—	59,000		—
Diluted EPS(1):
Earnings (loss) attributable to common shareholders	$68,371	114,260,000	$0.60	$(180,074)	101,763,000	$(1.77)

(1)

Shares of Class A common stock issuable upon the exercise of unexercised share-based compensation awards and or upon conversion of convertible Series F preferred shares are not included in the computation of diluted EPS when their effects are anti-dilutive.